Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Gotham 1000 Value ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	25.56%	10.92%
Gotham Enhanced 500 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	34.47%		13.67%
Gotham Short Strategies ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	1.29%			(0.41%)	(2.11%)
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	27.76%	10.10%
Russell 1000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	35.68%	16.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		13.97%
SP 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%			15.98%	13.38%
50% Inverse of the S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					(7.55%)
50% Inverse of the S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.33%)			(9.25%)